Information by segment and main country - Reconciliation from net income to Adjusted EBITA (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Information by segment and main country [Line Items]
Profit (loss)	[1]	€ 3,323	[2],[3]	€ 1,195	[3],[4]	€ 1,173	[4]
Profit (loss) from discontinued operations	[1]	2,711	[2],[3]	196	[4],[5]	183	[4],[5]
Tax expense (income)	[4]	(103)		212		258
Share of profit (loss) of associates and joint ventures accounted for using equity method	[4]	(4)		(9)		1
Finance costs	[4]	188		202		233
Finance income	[4]	149		158		114
Profit (loss) from operating activities	[4]	553		1,264		1,366
Amortization of acquired intangible assets	[4]	322	[3]	377	[3]	344
Impairment loss recognised in profit or loss, goodwill		15	[2],[3]	144	[3],[4]	97	[4]
Earnings before interest, taxes and amortization	[4]	890		1,784		1,807
Restructuring and acquisition-related charges		95	[2],[3]	195	[3],[4]	310	[4]
Other items		1,069	[2],[3]	299	[3],[4]	153	[4]
Adjusted EBITA	[4]	2,054		2,277		2,270
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities	[4]	941		497		660
Amortization of acquired intangible assets	[4]	153		209		177
Impairment loss recognised in profit or loss, goodwill	[4]	2		0		19
Earnings before interest, taxes and amortization	[4]	1,097		706		856
Restructuring and acquisition-related charges	[4]	7		29		149
Other items	[4]	(32)		83		73
Adjusted EBITA	[4]	1,071	[6]	818		1,078
Connected Care [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities	[4]	(732)		711		269
Amortization of acquired intangible assets	[4]	148		134		141
Impairment loss recognised in profit or loss, goodwill	[4]	13		144		78
Earnings before interest, taxes and amortization	[4]	(571)		989		488
Restructuring and acquisition-related charges	[4]	93		97		64
Other items	[4]	965		112		67
Adjusted EBITA	[4]	488		1,198		620
Personal Health [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities	[4]	585		356		589
Amortization of acquired intangible assets	[4]	15		16		18
Earnings before interest, taxes and amortization	[4]	600		371		607
Restructuring and acquisition-related charges	[4]	(1)		31		42
Other items	[4]	0		24		23
Adjusted EBITA	[4]	599		426		672
Other [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities	[4]	(242)		(300)		(152)
Amortization of acquired intangible assets	[4]	6		18		8
Earnings before interest, taxes and amortization	[4]	(236)		(282)		(144)
Restructuring and acquisition-related charges	[4]	(5)		37		54
Other items	[4]	136		81		(11)
Adjusted EBITA	[4]	€ (105)		€ (165)		€ (100)

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[6]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2021 they received a corporate funding out of segment Other of EUR 16 million (2020: EUR 38 million, 2019: EUR 54 million) to support them during their emerging idea-to-market business phase.